787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 30, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Focused Series, Inc. (Registration File Nos. 333-11283 and 811-07797)

Dear Sir or Madam:

On behalf of SunAmerica Focused Series, Inc. (the “Registrant”), pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectus contained in its most recent amendment to its Form N-1A Registration Statement (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 60 under the 1933 Act and as Amendment No. 60 under the Investment Company Act of 1940, was filed electronically on August 28, 2009.

Please direct any questions to the undersigned at 212-728-8681.

Very truly yours,

/s/ Jack D. Cohen

Jack D. Cohen

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management Corp.

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